Note 1 - Summary of Significant Accounting Policies (Details Textual) - AUD ($)			9 Months Ended	12 Months Ended
	Jul. 01, 2022	Jul. 01, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and Development Tax Incentive Income, Refundable Tax Offset, Percentage				48.50%
Research and Development Tax Incentive Income, Maximum Aggregated Turnover to Refundable Tax Offset				$ 20,000,000
Research and Development Tax Incentive Income, Non-refundable Tax Offset, Percentage			38.50%
Research and Development Tax Incentive Income, Minimum Aggregated Turnover to Non-refundable Tax Offset				20,000,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned				$ 4,757,741	$ 3,897,543
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	10.50%	9.50%
Registered Retirement Savings Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match				5.00%
Minimum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match				1.00%
Maximum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match				2.00%
Maximum [Member] | US 401K Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay				10.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life				3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life				10 years